Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefit Plans
Schedule of expense recognized related to the 401(k) Plan

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2020	2019	2018

	(In thousands)
Matching contributions, net of forfeitures	$11,549	$11,181	$10,300
Discretionary stock contributions, net of forfeitures	$29,784	$28,774	$27,048